UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-257991-02

Central Index Key Number of the issuing entity:    0001891774

Wells Fargo Commercial Mortgage Trust 2021-C61

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:    333-257991

Central Index Key Number of the depositor:     0000850779

Wells Fargo Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

LMF Commercial, LLC

(Central Index Key Number 0001592182)

Wells Fargo Bank, National Association

(Central Index Key Number 0000740906)

Ladder Capital Finance LLC

(Central Index Key Number 0001541468)

Column Financial, Inc.

(Central Index Key Number 0001628601)

UBS AG

(Central Index Key Number 0001685185)

BSPRT CMBS Finance, LLC

(Central Index Key Number 0001722518)

Oceanview Commercial Mortgage Finance, LLC

(Central Index Key Number 0001894245)

A.J. Sfarra, (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “November 16 Form ABS-EE”), filed with the Securities and Exchange Commission on November 16, 2021 (SEC Accession No. 0001539497-21-001847), with respect to Wells Fargo Commercial Mortgage Trust 2021-C61, Commercial Mortgage Pass-Through Certificates, Series 2021-C61. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the November 16 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

Date: December 6, 2021	/s/ Anthony J. Sfarra
By: A.J. Sfarra, President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document